Debt - Summary of Net Interest Expense (Income) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Original issue discounts	$ 100		$ 200	$ 200
Unrealized foreign exchange gains	(7,000)	$ (11,800)	(21,500)	(5,400)
Total interest expense	3,700	(1,500)	10,400	25,300
Interest income				(100)
Interest expense (income), net	3,711	(1,487)	10,380	25,212
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense	500	100	1,200	100
Amortization debt issue costs	100	100	300	300
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	500	700	1,900	2,100
Amortization debt issue costs	200		500	200
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8,700	8,700	25,900	25,900
Amortization debt issue costs	400	500	1,200	1,100
Other [Member]
Debt Instrument [Line Items]
Interest expense	$ 200	$ 200	$ 700	$ 800